UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2012 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 75.8%
Banks - 0.2%
Charter Financial	4,400	$42,900
Waterstone Financial *	5,400	28,026
		70,926
Chemicals - 3.7%
E.I. Du Pont de Nemours	29,700	1,493,019

Consumer Discretionary - 1.5%
Cablevision Systems, Class A	18,000	285,300
DreamWorks Animation SKG, Class A *	16,300	313,449
		598,749
Consumer Staples - 11.7%
Beam	8,900	512,106
Campbell Soup	15,600	543,192
Coca Cola Enterprises	14,600	456,542
ConAgra Foods	1,600	44,144
De Master Blenders *	7,700	92,765
Energizer Holdings	3,500	261,135
Hillshire Brands	6,080	162,822
SUPERVALU	17,200	41,452
Sysco	8,400	262,668
Tootsie Roll Industries	26,322	710,167
Walgreen	21,300	776,172
Wal-Mart Stores	11,300	833,940
		4,697,105
Diversified Financial Services - 0.1%
CIT Group *	1,000	39,390

Energy - 10.4%
Clayton Williams Energy *	9,200	477,388
ConocoPhillips	4,300	245,874
Hess	24,300	1,305,396
Murphy Oil	11,300	606,697
Nexen	49,700	1,259,398
Repsol YPF - ADR	14,631	282,378
USEC *	1,500	1,170
		4,178,301
Healthcare - 6.9%
Abbott Laboratories	8,400	575,904
Johnson & Johnson	16,000	1,102,560
Pfizer	43,300	1,076,005
		2,754,469
Industrials - 1.5%
Curtiss-Wright	12,300	402,210
Fortune Brands Home & Security *	6,600	178,266
		580,476
Information Technology - 6.3%
Automatic Data Processing	26,400	1,548,624
Corning	44,100	579,915
Microsoft	4,300	128,054
Xerox	38,600	283,324
		2,539,917
Insurance - 12.0%
Alterra Capital Holdings	12,700	304,038
American International Group *	4,200	137,718
Arch Capital Group *	4,400	183,392
Berkshire Hathaway, Class B *	4,500	396,900
CNA Financial	7,400	198,320
Donegal Group, Class A	7,900	110,916
First American Financial	17,200	372,724
Loews	23,700	977,862
Montpelier Re Holdings	17,200	380,636
Platinum Underwriters Holdings	29,500	1,205,666
State Auto Financial	32,700	535,953
		4,804,125
Metals & Mining - 9.6%
AngloGold Ashanti - ADR	12,100	424,105
AuRico Gold *	4,500	31,410
Barrick Gold	24,000	1,002,240
Gold Fields - ADR	97,300	1,250,305
Kinross Gold	4,000	40,840
Newmont Mining	19,500	1,092,195
		3,841,095
Paper & Forest Products - 2.9%
Domtar	12,701	994,361
Neenah Paper	5,400	154,656
		1,149,017
Real Estate - 2.4%
Forestar Group *	22,300	371,518
Post Properties	12,000	575,520
		947,038
Telecommunication Services - 1.2%
Telephone & Data Systems	19,200	491,712

Utilities - 5.4%
FirstEnergy	10,354	456,611
GenOn Energy *	267,700	677,281
Public Service Enterprise Group	18,600	598,548
TECO Energy	6,600	117,084
UNS Energy	7,658	320,564
		2,170,088
Total Common Stocks
(Cost $28,507,242)		30,355,427

CONVERTIBLE BONDS - 19.7%	Par
Consumer Staples - 2.9%
Archer Daniels
0.875%, 02/15/2014	$725,000	725,452
Chiquita Brands
4.250%, 08/15/2016	150,000	131,813
Smithfield Foods
4.000%, 06/30/2013	300,000	319,688
		1,176,953
Diversified Financial Services - 1.9%
Janus Capital Group
3.250%, 07/15/2014	150,000	158,719
PHH
4.000%, 09/01/2014	550,000	596,062
		754,781
Energy - 2.3%
USEC
3.000%, 10/01/2014	2,375,000	930,703

Healthcare - 6.7%
Amgen
0.375%, 02/01/2013	400,000	445,000
Charles River Laboratories International
2.250%, 06/15/2013	575,000	583,984
Chemed
1.875%, 05/15/2014	275,000	289,781
Gilead Sciences
1.000%, 05/01/2014	225,000	338,625
Greatbatch
2.250%, 06/15/2013	800,000	797,500
Hologic
2.000%, 12/15/2037	225,000	223,172
		2,678,062
Industrials - 2.3%
Alliant Techsystems
3.000%, 08/15/2024	150,000	154,500
L-3 Communications
3.000%, 08/01/2035	125,000	125,313
Trinity Industries
3.875%, 06/01/2036	625,000	645,703
		925,516

Information Technology - 2.6%
Anixter International
1.000%, 02/15/2013	725,000	789,797
Comtech Telecommunications
3.000%, 05/01/2029	225,000	237,797
		1,027,594
Metals & Mining - 1.0%
Kinross Gold
1.750%, 03/15/2028	100,000	100,063
Northgate Minerals
3.500%, 10/01/2016	50,000	51,438
RTI International
3.000%, 12/01/2015	250,000	261,093
		412,594
Total Convertible Bonds
(Cost $8,707,766)		7,906,203

CORPORATE BONDS - 1.5%
Utilities - 1.5%
Edison Mission Energy
7.750%, 06/15/2016	200,000	104,000
7.000%, 05/15/2017	925,000	478,688
Total Corporate Bonds
(Cost $943,233)		582,688

SHORT-TERM INVESTMENT - 3.0%	Shares
Invesco Treasury Portfolio, 0.020%
(Cost $1,217,980)	1,217,980	1,217,980

Total Investments - 100.0%
(Cost $39,376,221)		40,062,298
Other Assets and Liabilities, Net - 0.0%		17,546
Total Net Assets - 100.0%		$40,079,844

*	Non-income producing security
ADR -	American Depository Receipt

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2012, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$30,355,427	$-	$-	$30,355,427
Convertible Bonds	-	7,906,203	-	7,906,203
Corporate Bonds	-	582,688	-	582,688
Short-Term Investment	1,217,980	-	-	1,217,980
Total Investments	$31,573,407	$8,488,891	$-	$40,062,298

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2012, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments September 30, 2012 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 89.4%
Banks - 14.1%
AJS Bancorp * (a)	8,958	$94,059
Cape Bancorp *	10,900	102,024
Central Pacific Financial *	31,800	454,740
Chicopee Bancorp *	26,200	378,590
City National	6,500	334,815
Clifton Savings Bancorp	27,200	299,200
Fifth Third Bancorp	71,000	1,101,210
First Connecticut Bancorp	39,600	534,996
Fox Chase Bancorp	25,902	404,589
Greenhill & Co.	9,700	501,975
HomeTrust Bancshares *	83,400	1,105,049
Metro Bancorp *	18,780	237,943
Ocean Shore Holding	25,072	336,968
OceanFirst Financial	31,900	467,973
OmniAmerican Bancorp *	10,500	238,665
Oritani Financial	66,750	1,004,588
Peoples Federal Bancshares	9,600	165,888
Territorial Bancorp	6,816	156,427
United Financial Bancorp	24,000	347,280
Virginia Commerce Bancorp *	35,700	312,375
Washington Trust Bancorp	8,500	223,295
West Coast Bancorp	11,300	254,476
Westfield Financial	53,500	400,715
		9,457,840
Chemicals - 1.9%
H.B. Fuller	19,000	582,920
RPM International	24,500	699,230
		1,282,150
Consumer Discretionary - 3.7%
Gentex	24,600	418,446
Home Depot	18,700	1,128,919
Hyatt Hotels, Class A *	9,300	373,395
Matthews International, Class A	19,200	572,544
		2,493,304
Consumer Staples - 10.2%
Church & Dwight	7,800	421,122
De Master Blenders *	49,800	599,958
Hillshire Brands	20,060	537,207
J & J Snack Foods	11,200	642,096
Lancaster Colony	18,000	1,318,499
Molson Coors Brewing, Class B	18,100	815,405
PepsiCo	11,800	835,086
Post Holdings *	20,400	613,224
Wal-Mart Stores	13,800	1,018,440
		6,801,037
Containers & Packaging - 0.9%
Silgan Holdings	13,200	574,332

Diversified Financial Services - 10.5%
Citigroup	18,670	610,882
Franklin Resources	18,100	2,263,767
Invesco	53,200	1,329,468
JPMorgan Chase	29,100	1,177,968
Leucadia National	55,000	1,251,250
PICO Holdings *	17,500	399,350
		7,032,685
Energy - 7.6%
Clayton Williams Energy *	5,300	275,017
Hess	38,600	2,073,592
Marathon Oil	21,200	626,884
Murphy Oil	24,900	1,336,881
Nexen	30,200	765,268
		5,077,642

Healthcare - 4.3%
Haemonetics *	3,900	312,780
Johnson & Johnson	9,000	620,189
Merck & Co.	7,548	340,415
Molina Healthcare *	10,850	272,878
Pfizer	23,200	576,520
WellPoint	12,300	713,523
		2,836,305
Industrials - 3.0%
Alliant Techsystems	8,500	425,935
Celadon Group	54,300	872,601
CIRCOR International	13,740	518,685
Graco	3,500	175,980
		1,993,201
Information Technology - 8.4%
Automatic Data Processing	4,600	269,836
BMC Software *	16,500	684,585
Cisco Systems	29,700	566,973
EMC *	17,400	474,498
Maxim Integrated Products	21,500	572,330
Microsoft	26,700	795,126
NetApp *	13,600	447,168
Symantec *	40,800	734,400
VeriSign *	6,100	297,009
Xilinx	23,800	795,158
		5,637,083
Insurance - 15.8%
Aon	9,700	507,213
Arthur J. Gallagher	27,200	974,304
Aspen Insurance Holdings	23,100	704,319
Axis Capital Holdings	30,500	1,065,060
Catlin Group	24,100	185,127
Chubb	10,800	823,824
Cincinnati Financial	17,300	655,497
CNA Financial	51,900	1,390,920
MetLife	12,500	430,750
Montpelier Re Holdings	24,100	533,333
Platinum Underwriters Holdings	58,500	2,390,896
Progressive	29,300	607,682
W.R. Berkley	8,400	314,916
		10,583,841
Metals & Mining - 4.6%
Gold Fields - ADR	39,800	511,430
Kinross Gold	42,600	434,946
Newmont Mining	37,900	2,122,779
Victoria Gold *	96,500	27,503
		3,096,658
Paper & Forest Products - 0.6%
Domtar	5,400	422,766

Real Estate - 1.5%
Forestar Group *	21,300	354,858
Howard Hughes *	3,300	234,465
Thomas Properties Group	74,700	434,754
		1,024,077
Utilities - 2.3%
American Electric Power	6,500	285,610
Empire District Electric	22,000	474,100
NV Energy	14,900	268,349
Public Service Enterprise Group	16,400	527,752
		1,555,811
Total Common Stocks
(Cost $53,132,030)		59,868,732

CORPORATE BONDS - 0.6%	Par
Diversified Financial Services - 0.3%
Leucadia National
7.000%, 08/15/2013	$200,000	207,750

Information Technology - 0.3%
Broadridge Financial Solutions
6.125%, 06/01/2017	175,000	187,645
Total Corporate Bonds
(Cost $345,195)		395,395

CONVERTIBLE BOND - 0.5%
Industrials - 0.5%
Alliant Techsystems
3.000%, 08/15/2024
(Cost $342,506)	325,000	334,750

SHORT-TERM INVESTMENT - 9.4%	Shares
Invesco Treasury Portfolio, 0.020%
(Cost $6,285,509)	6,285,509	6,285,509

Total Investments - 99.9%
(Cost $60,105,240)		66,884,386
Other Assets and Liabilities, Net - 0.1%		89,472
Total Net Assets - 100.0%		$66,973,858

*	Non-income producing security
(a)	Illiquid Security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2012, the fair value of this investment was $94,059 or 0.1% of total net assets. Information concerning the illiquid (a) security is as follows:
	Security	Shares	Dates Acquired	Cost Basis
	AJS Bancorp	8,958	08/08-01/11	$119,698
ADR -	American Depository Receipt

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2012, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$59,868,732	$-	$-	$59,868,732
Convertible Bonds	-	334,750	-	334,750
Corporate Bonds	-	395,395	-	395,395
Short-Term Investment	6,285,509	-	-	6,285,509
Total Investments	$66,154,241	$730,145	$-	$66,884,386

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2012, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$39,376,221	$60,105,240

Gross unrealized appreciation	4,487,713	8,702,553
Gross unrealized depreciation	(3,801,636)	(1,923,407)
Net unrealized appreciation	$686,077	$6,779,146

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title) /s/ John D. Gilespie
 John D. Gillespie, President

Date 11/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John D. Gilespie
 John D. Gillespie, President

Date 11/26/2012

By (Signature and Title) /s/ Peter N. Perugini
 Peter N. Perugini, Treasurer

Date 11/26/2012